Note 4 - Related Party Transactions (Details Textual)		3 Months Ended	9 Months Ended
	Jan. 01, 2018	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €				€ 685		€ 685
Related Party Agreement Term (Year)	5 years
Related Party Transaction Discount Percentage	5.00%
Due to Related Parties, Total			$ 248,697				$ 24,072
Interest and Other Financing Costs, Related Party			50,000		$ 287,672
Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction			3,201,105
Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction					4,048,805
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction			$ 1,500,000		1,500,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage			1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage			1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party			$ 575,283		539,357
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 53,883		78,919
Related Party Transaction Commission on Premium, Maximum, Percentage			5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party			$ 107,789		161,845
Related Party Transaction Amounts of Transaction Per Crew Member Per Month			50
Colby Trading Ltd [Member] | First Debt Agreement [Member]
Due to Related Parties, Total									$ 2,500,000
Repayments of Long-term Debt, Total		$ 625,000
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Due to Related Parties, Total								$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Colby Trading Ltd [Member] | First and Second Debt Agreement [Member]
Interest and Other Financing Costs, Related Party			$ 50,000		$ 287,672